Subsequent event	12 Months Ended
Dec. 31, 2022
Subsequent Event
Subsequent event

28. Subsequent event

On March 15, 2023, with the Company’s consent, Consilient Health entered into an assignment agreement to transfer the current licensing agreement for the commercialization of macimorelin in the European Economic Area and the United Kingdom to Atnahs Pharma UK Limited (“Pharmanovia”). Also on March 15, 2023, the Company and Pharmanovia entered into an exclusive supply agreement, pursuant to which the Company agreed to provide the Licensed Product to Pharmanovia.